Stock-Based Compensation Plans - Components of Tax Benefits from Stock-based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance Shares [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefit on stock compensation	$ 6	$ 15	$ 27
Restricted Stock Units (RSUs) [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefit on stock compensation	$ 6	$ 8	$ 12